Investment in Affiliates (Tables)	12 Months Ended
Mar. 31, 2011
Investments in and Advances to Affiliates, Schedule of Investments

Investment in affiliates at March 31, 2010 and 2011 consists of the following:

	Millions of yen		Millions of U.S. dollars
	2010	2011	2011
Shares	¥293,488	¥311,556	$3,747
Loans	116,223	61,820	743

	¥409,711	¥373,376	$4,490

Equity Method Investments Disclosure

Combined and condensed information relating to the affiliates for fiscal 2009, 2010 and 2011 are as follows (some operation data for entities reflect only the period since the Company and its subsidiaries made the investment and on a lag basis):

	Millions of yen			Millions of U.S. dollars
	2009	2010	2011	2011
Operations:
Total revenues	¥1,393,480	¥1,093,173	¥850,947	$10,234
Income before income taxes	(64,530)	139,067	108,175	1,301
Net income	(77,415)	89,368	92,763	1,116

Financial position:
Total assets	¥4,390,084	¥3,983,524	¥4,237,580	$50,963
Total liabilities	3,435,107	2,968,953	3,174,222	38,175
Total equity	954,977	1,014,571	1,063,358	12,788